Capital Stock	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Capital Stock
CAPITAL STOCK
Common Stock Outstanding

	2015	2014	2013
Balance, beginning of year	376,504,892	395,772,908	391,640,770
Shares issued for stock-based compensation plans:
Treasury shares issued	17,525	17,454	25,214
Common shares issued	1,511,758	1,665,259	929,596
Common shares issued for conversion of preferred shares	—	—	14,399,247
Treasury shares acquired	—	(20,950,729)	(11,221,919)
Balance, end of year	378,034,175	376,504,892	395,772,908

Net Income (Loss) per Common Share
A reconciliation of the components of basic and diluted net income per common share for the years ended December 31, 2015, 2014, and 2013 is presented in the table below.

	2015			2014			2013
	Loss	Shares	Per Share	Loss	Shares	Per Share	Income (Loss)	Shares	Per Share
	(In millions, except per share amounts)
Basic:
Income (loss) from continuing operations	$(10,844)	378	$(28.70)	$(6,653)	384	$(17.32)	$(94)	395	$(0.24)
Income (loss) from discontinued operations	492	378	1.30	(1,707)	384	(4.44)	438	395	1.11
Income (loss) attributable to common stock	$(10,352)	378	$(27.40)	$(8,360)	384	$(21.76)	$344	395	$0.87
Effect of Dilutive Securities:
Mandatory Convertible Preferred Stock	$—	—		$—	—		$—	—
Stock options and other	—	—		—	—		—	—
Diluted:
Income (loss) from continuing operations	$(10,844)	378	$(28.70)	$(6,653)	384	$(17.32)	$(94)	395	$(0.24)
Income (loss) from discontinued operations	492	378	1.30	(1,707)	384	(4.44)	438	395	1.11
Income (loss) attributable to common stock	$(10,352)	378	$(27.40)	$(8,360)	384	$(21.76)	$344	395	$0.87

The diluted EPS calculation excludes options and restricted shares that were anti-dilutive totaling 7.0 million, 4.5 million, and 6.8 million for the years ended December 31, 2015, 2014, and 2013, respectively. For the year ended December 31, 2013, 8.3 million shares related to the assumed conversion of the Mandatory Convertible Preferred Stock were also anti-dilutive.
Stock Repurchase Program
Apache’s Board of Directors has authorized the purchase of up to 40 million shares of the Company’s common stock. Shares may be purchased either in the open market or through privately held negotiated transactions. The Company initiated the buyback program on June 10, 2013, and through December 31, 2014, had repurchased a total of 32.2 million shares at an average price of $88.96 per share. The Company has not purchased any additional shares during 2015, and is not obligated to acquire any specific number of shares.
Common Stock Dividend
The Company paid common stock dividends of $1.00 per share in 2015, $0.95 per share in 2014, and $0.77 per share in 2013.
Stock Compensation Plans
The Company has several stock-based compensation plans, which include stock options, stock appreciation rights, restricted stock, and conditional restricted stock unit plans. On May 5, 2011, the Company’s shareholders approved the 2011 Omnibus Equity Compensation Plan (the 2011 Plan), which is intended to provide eligible employees with equity-based incentives. The 2011 Plan provides for the granting of Incentive Stock Options, Non-Qualified Stock Options, Performance Awards, Restricted Stock, Restricted Stock Units, Stock Appreciation Rights, or any combination of the foregoing. A total of 18.0 million shares were authorized and available for grant under the 2011 Plan as of December 31, 2015. Previously approved plans remain in effect solely for the purpose of governing grants still outstanding that were issued prior to approval of the 2011 Plan. All new grants are issued from the 2011 Plan.
For 2015, 2014, and 2013, stock-based compensation expensed was $100 million, $148 million, and $136 million ($65 million, $95 million, and $94 million after tax), respectively. Costs related to the plans are capitalized or expensed based on the nature of each employee’s activities. A description of the Company’s stock-based compensation plans and related costs follows:

	2015	2014	2013
	(In millions)
Stock-based compensation expensed:
General and administrative	$64	$107	$89
Lease operating expenses	36	41	47
Stock-based compensation for exploration and development activities	53	62	55
	$153	$210	$191

Stock Options
As of December 31, 2015, the Company had issued options to purchase shares of the Company’s common stock under one or more of the employee stock option plans adopted in 2000 and 2005 (collectively, the Stock Option Plans), as well as the 2007 Omnibus Equity Compensation Plan (the 2007 Plan), and the 2011 Plan discussed above (together, the Omnibus Plans). New shares of Company stock will be issued for employee stock option exercises; however, under the 2000 Stock Option Plan, shares of treasury stock are used for employee stock option exercises to the extent treasury stock is held. Under the Stock Option Plans and the Omnibus Plans, the exercise price of each option equals the closing price of Apache’s common stock on the date of grant. Prior to 2016, options generally become exercisable ratably over a four-year period and expire 10 years after granted. The Omnibus Plans and all of the Stock Option Plans, except for the 2000 Stock Option Plan, were submitted to and approved by the Company’s shareholders.

A summary of stock options issued and outstanding under the Stock Option Plans and the Omnibus Plans is presented in the table and narrative below:

	2015
	Shares Under Option	Weighted Average Exercise Price
	(In thousands)
Outstanding, beginning of year	6,445	$90.34
Granted	—	—
Exercised	(280)	56.72
Forfeited or expired	(1,234)	93.28
Outstanding, end of year(1)	4,931	91.52
Expected to vest(1)	566	81.77
Exercisable, end of year(1)	4,311	92.92

(1)
As of December 31, 2015, the weighted average remaining contractual life for options outstanding, expected to vest, and exercisable is 4.5 years, 6.9 years, and 4.1 years, respectively. The aggregate intrinsic value of options outstanding, expected to vest, and exercisable at year-end was nil.

The intrinsic value of options exercised during 2015, 2014, and 2013 was approximately $3 million, $13 million and $4 million, respectively. The cash received from exercise of options during 2015 was approximately $16 million. The Company realized an additional tax benefit of approximately $973,767 for the amount of intrinsic value in excess of compensation cost recognized in 2015. As of December 31, 2015, the total compensation cost related to non-vested options not yet recognized was $5 million, which will be recognized over the remaining vesting period of the options.
In February 2016, the Company issued 872,574 options to purchase shares of the Company’s common stock to eligible employees under the 2011 Plan. The total compensation cost of $9 million is estimated to be recognized over a three years vesting period of these options.
Restricted Stock and Restricted Stock Units
The Company has restricted stock and restricted stock unit plans for eligible employees including officers. The programs created under the Omnibus Plans have been approved by Apache’s Board of Directors. In 2015, the Company awarded 2,976,562 restricted stock units at a weighted-average per-share market price of $61.65. In 2014 and 2013, the Company awarded 3,046,744 and 3,098,029 restricted stock units at a weighted-average per-share market price of $86.87 and $82.95, respectively. The value of the stock issued was established by the market price on the date of grant and is being recorded as compensation expense ratably over the vesting terms. During 2015, 2014, and 2013, $90 million ($58 million after tax), $93 million ($60 million after tax), and $82 million ($53 million after tax), respectively, was charged to expense. In 2015, 2014, and 2013, $48 million, $43 million, and $30 million was for exploration and development activities, respectively. As of December 31, 2015, there was $217 million of total unrecognized compensation cost related to 4,570,203 unvested restricted stock units. The weighted-average remaining life of unvested restricted stock units is approximately 1.1 years.

The fair value of the awards vested during 2015, 2014 and 2013 was approximately $149 million, $138 million, and $88 million, respectively. A summary of restricted stock activity for the year ended December 31, 2015, is presented below.

	Shares	Weighted- Average Grant- Date Fair Value
	(In thousands)
Non-vested at January 1, 2015	4,784	$81.96
Granted	2,976	61.65
Vested	(1,839)	81.14
Forfeited	(1,351)	78.26
Non-vested at December 31, 2015	4,570	70.12

In February 2016, the Company issued 2,881,924 shares of restricted stock units at a weighted-average per-share market price of $41.24 under the 2011 Plan to eligible employees. The total compensation cost of $119 million is estimated to be recognized over a three year vesting period of these restricted stock units.
Total Shareholder Return (TSR) Stock Units
To provide long-term incentives for Apache employees to deliver competitive returns to the Company’s stockholders, the Company has granted conditional restricted stock units to eligible employees. The ultimate number of shares awarded from these conditional restricted stock units is based upon measurement of total shareholder return of Apache common stock as compared to a designated peer group during a three-year performance period. Should any restricted stock units be awarded at the end of the three-year performance period, 50 percent of restricted stock units awarded will immediately vest, and an additional 25 percent will vest on succeeding anniversaries of the end of the performance period. Grants from the total shareholder return programs were outstanding at December 31, 2015, as described below:

•
In January 2013, the Company’s Board of Directors approved the 2013 TSR Program, pursuant to the 2011 Plan. In January 2013 eligible employees received initial conditional restricted stock unit awards totaling 1,232,176 units. In May 2013, the Company’s Board of Directors cancelled 918,016 awards under the 2013 Performance Program for nonexecutive employees. A total of 108,217 awards were outstanding at December 31, 2015, from which a minimum of zero and a maximum of 216,434 units could be awarded.

•
In January 2014, the Company’s Board of Directors approved the 2014 TSR Program, pursuant to the 2011 Plan. In January 2014 eligible employees received initial conditional restricted stock unit awards totaling 157,406 units. A total of 63,995 awards were outstanding at December 31, 2015, from which a minimum of zero and a maximum of 127,990 units could be awarded.

The fair value cost of the awards was estimated on the date of grant and is being recorded as compensation expense ratably over the vesting terms. During 2015, 2014, and 2013, $648,000 ($418,000 after tax), $18 million ($11 million after tax), and $27 million ($17 million after tax), respectively, was charged to expense. During 2015, 2014, and 2013, $267,000, $7 million, and $13 million was for exploration and development activities, respectively. As of December 31, 2015, there was $4.7 million of total unrecognized compensation cost related to 172,212 unvested conditional restricted stock units. The weighted-average remaining life of the unvested conditional restricted stock units is approximately 1.8 years.

	Shares	Weighted- Average Grant- Date Fair Value(1)
	(In thousands)
Non-vested at January 1, 2015	354	$78.13
Granted	—	—
Vested	—	—
Forfeited or expired	(182)	72.09
Non-vested at December 31, 2015	172	78.22

(1)
The fair value of each conditional restricted stock unit award is estimated as of the date of grant using a Monte Carlo simulation with the following assumptions used for all grants made under the plan: (i) a three-year continuous risk-free interest rate; (ii) a constant volatility assumption based on the historical realized stock price volatility of the Company and the designated peer group; and (iii) the historical stock prices and expected dividends of the common stock of the Company and its designated peer group.

Business Performance Restricted Stock Units
Beginning in 2015, Apache issued a new business performance program to certain eligible employees with 50 percent of the shares payout based upon the TSR program payout model as described above, and the remaining 50 percent of the shares based on performance and financial objectives as defined in the plan. The overall results of the objectives will be calculated at the end of the award’s stated performance period and, if a payout is warranted, applied to the target number of restricted stock units awarded. The actual amount of shares awarded will be between zero and 150 percent of target. The business performance shares will immediately vest 50 percent at the end of the three-year performance period, with the remaining 50 percent vesting at the end of the following year.
In February 2015, the Company’s Board of Directors approved the 2015 Business Performance Program, pursuant to the 2011 Plan. Eligible employees received initial conditional restricted stock unit awards totaling 602,304 units. A total of 500,972 units were outstanding as of December 31, 2015, from which a minimum of zero and a maximum of 751,458 shares could be awarded. The fair value cost of the awards was estimated on the date of grant and is being recorded as compensation expense ratably over the vesting terms. During 2015, $3.4 million ($2.2 million after tax) and $1.4 million were charged to expense and for exploration and development activities, respectively. As of December 31, 2015, there was $29 million of total unrecognized compensation cost related to 500,972 unvested conditional restricted stock units. The weighted-average remaining life of the unvested conditional restricted stock units is approximately 2.4 years.

	Shares	Weighted Average Grant- Date Fair Value(1)
	(In thousands)
Non-vested at January 1, 2015	—	$—
Granted	602	66.63
Vested	—	—
Forfeited or expired	(101)	66.63
Non-vested at December 31, 2015	501	66.63

(1)
The fair value of each conditional restricted stock unit award is estimated as of the date of grant using a Monte Carlo simulation with the following assumptions used for all grants made under the plan: (i) a three-year continuous risk-free interest rate; (ii) a constant volatility assumption based on the historical realized stock price volatility of the Company and the designated peer group; and (iii) the historical stock prices and expected dividends of the common stock of the Company and its designated peer group.

In January 2016, the Company’s Board of Directors approved the 2016 Performance Program, pursuant to the 2011 Plan, with terms similar to the 2015 Performance Program described above. Eligible employees received the initial conditional restricted stock unit totaling 855,263, with the ultimate number of restricted stock units to be awarded ranging from zero to a maximum of 1,710,526 units. The grant date fair value per award was $36.55.